Note 3 - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Summary of Advances for Vessels Under Construction [Table Text Block]
Costs
Balance, January 1, 2026	14,386,560
Other costs capitalized related to the construction	9,294
Balance, June 30, 2026	14,395,854